Statements Of Financial Highlights (Parenthetical) (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Millburn Multi-Markets Trading L.P. [Member]
Effect of voluntary waivers of operating expenses	0.06%	0.02%